Cash - Schedule of Reconciliation of Liabilities Arising from Financing Activities (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)	Dec. 31, 2024 MYR (RM)
Bank borrowings [Member]
Schedule of Reconciliation of Liabilities Arising from Financing Activities [Line Items]
Balance	RM 53,029		RM 67,086	RM 67,086
Changes from financing cash flows:
Payment of capital element of lease liabilities
Payment of interest element of lease liabilities
Advance received from a related party
Repayment to related parties
Payment of principal element of bank borrowing	(5,370)		(7,921)
Payment of interest element of bank borrowing	(1,405)		(2,148)
Repayment of shareholder’s loan
Proceeds from the issue of redeemable convertible preference shares
Total changes from financing cash flows	(6,775)		(10,069)
Other changes:
Increase in lease liabilities from entering into new leases during the period
Finance costs (note 21)	1,667		2,148
Reclass to other payables	(1,355)
Effect of foreign exchange rate
Conversion of redeemable convertible preference shares
Equity component of redeemable convertible preference shares
Change arising from operating activities
Total other changes	312		2,148
Balance	45,566	$ 11,020	59,165	53,029
As of June 30, 2025 (USD) (in Dollars)	45,566		59,165	53,029
Lease liabilities [Member]
Schedule of Reconciliation of Liabilities Arising from Financing Activities [Line Items]
Balance	2,493,310		2,217,028	2,217,028
Changes from financing cash flows:
Payment of capital element of lease liabilities	(193,903)		(155,262)
Payment of interest element of lease liabilities	(120,665)		(123,305)
Advance received from a related party
Repayment to related parties
Payment of principal element of bank borrowing
Payment of interest element of bank borrowing
Repayment of shareholder’s loan
Proceeds from the issue of redeemable convertible preference shares
Total changes from financing cash flows	(314,568)		(278,567)
Other changes:
Increase in lease liabilities from entering into new leases during the period			616,029
Finance costs (note 21)	120,665		123,305
Effect of foreign exchange rate
Conversion of redeemable convertible preference shares
Equity component of redeemable convertible preference shares
Change arising from operating activities
Total other changes	120,665		739,334
Balance	2,299,407	544,148	2,677,795	2,493,310
As of June 30, 2025 (USD) (in Dollars)	2,299,407		2,677,795	2,493,310
Redeemable convertible preference shares [Member]
Schedule of Reconciliation of Liabilities Arising from Financing Activities [Line Items]
Balance	9,590,370		6,483,536	6,483,536
Changes from financing cash flows:
Payment of capital element of lease liabilities
Payment of interest element of lease liabilities
Advance received from a related party
Repayment to related parties
Payment of principal element of bank borrowing
Payment of interest element of bank borrowing
Repayment of shareholder’s loan
Proceeds from the issue of redeemable convertible preference shares			3,134,350
Total changes from financing cash flows			3,134,350
Other changes:
Increase in lease liabilities from entering into new leases during the period
Finance costs (note 21)
Effect of foreign exchange rate	(542,811)
Conversion of redeemable convertible preference shares			918,274
Equity component of redeemable convertible preference shares			(267,397)
Change arising from operating activities
Total other changes	(542,811)		650,877
Balance	9,047,559	2,141,079	10,268,763	9,590,370
As of June 30, 2025 (USD) (in Dollars)	9,047,559		10,268,763	9,590,370
Amounts due to related parties [Member]
Schedule of Reconciliation of Liabilities Arising from Financing Activities [Line Items]
Balance	4,001,850		3,404,046	3,404,046
Changes from financing cash flows:
Payment of capital element of lease liabilities
Payment of interest element of lease liabilities
Advance received from a related party	3,839,926
Repayment to related parties			(4,123)
Payment of principal element of bank borrowing
Payment of interest element of bank borrowing
Repayment of shareholder’s loan	(50,000)		(70,925)
Proceeds from the issue of redeemable convertible preference shares
Total changes from financing cash flows	3,789,926		(75,048)
Other changes:
Increase in lease liabilities from entering into new leases during the period
Finance costs (note 21)	13,630		13,630
Reclass to other payables
Effect of foreign exchange rate
Conversion of redeemable convertible preference shares
Equity component of redeemable convertible preference shares
Change arising from operating activities	1,029,344		(562,536)
Total other changes	1,042,974		(548,906)
Balance	8,834,750	2,090,720	2,780,092	4,001,850
As of June 30, 2025 (USD) (in Dollars)	8,834,750		2,780,092	4,001,850
Cash Flows from Financing Activities [Member]
Schedule of Reconciliation of Liabilities Arising from Financing Activities [Line Items]
Balance	16,138,559		12,171,696	12,171,696
Changes from financing cash flows:
Payment of capital element of lease liabilities	(193,903)		(155,262)
Payment of interest element of lease liabilities	(120,665)		(123,305)
Advance received from a related party	3,839,926
Repayment to related parties			(4,123)
Payment of principal element of bank borrowing	(5,370)		(7,921)
Payment of interest element of bank borrowing	(1,405)		(2,148)
Repayment of shareholder’s loan	(50,000)		(70,925)
Proceeds from the issue of redeemable convertible preference shares			3,134,350
Total changes from financing cash flows	3,468,583		2,770,666
Other changes:
Increase in lease liabilities from entering into new leases during the period			616,029
Finance costs (note 21)	135,962		139,083
Reclass to other payables	(1,355)
Effect of foreign exchange rate	(542,811)
Conversion of redeemable convertible preference shares			918,274
Equity component of redeemable convertible preference shares			(267,397)
Change arising from operating activities	1,029,344		(562,536)
Total other changes	621,140		843,453
Balance	22,863,896	$ 5,410,678	15,785,815	16,138,559
As of June 30, 2025 (USD) (in Dollars)	RM 22,863,896		RM 15,785,815	RM 16,138,559